UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Seger-Elvekrog Inc.

   Address:               39555 Orchard Hill Place, Ste. 139
                          Novi, MI  48375

   Form 13F File Number:  028-13006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Scott D. Horsburgh

   Title:                 President

   Phone:                 248-380-1700

   Signature, Place, and Date of Signing:

     /s/ Scott D. Horsburgh      Novi, MI                    11/14/11
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 61

Form 13F Information Value Total (thousands):     $218,896


List of Other Included Managers: NONE

Form 13F-HR Information Table

                              Title of                     VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                  Class            CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                  -----            -----    --------  -------  ---  ----  ----------  --------  ----   ------   ----
Abbott Laboratories           COM               2824100    10289    201201    SH           SOLE               0       0      201201
AFLAC Inc.                    COM               1055102      236      6743    SH           SOLE               0       0        6743
AMBAC Financial Grp.          COM              23139108        2     32000    SH           SOLE               0       0       32000
Amedisys Inc.                 COM              23436108      232     15680    SH           SOLE               0       0       15680
Amgen, Inc.                   COM              31162100     1142     20775    SH           SOLE               0       0       20775
A-Power Energy Gener          COM             G04136100       16     52740    SH           SOLE               0       0       52740
Berkshire Hathaway Inc.       CL B             84670207      236      3325    SH           SOLE               0       0        3325
Bio-Reference Lab             COM $.01 NEW    09057G602     7812    424335    SH           SOLE               0       0      424335
China Fire & Sec              COM             16938R103      364     32233    SH           SOLE               0       0       32233
China Security & Sur          COM             16942J105      452     73100    SH           SOLE               0       0       73100
China-Biotics Inc.            COM             16937B109       12     22400    SH           SOLE               0       0       22400
Coach Inc.                    COM             189754104    13486    260192    SH           SOLE               0       0      260192
Coca Cola                     COM             191216100      676     10000    SH           SOLE               0       0       10000
Colgate-Palmolive             COM             194162103      474      5350    SH           SOLE               0       0        5350
ConocoPhilips                 COM             20825C104      423      6681    SH           SOLE               0       0        6681
eBay Inc.                     COM             278642103    12438    421758    SH           SOLE               0       0      421758
EMC Corp                      COM             268648102    10085    480470    SH           SOLE               0       0      480470
Emerson                       COM             291011104      367      8887    SH           SOLE               0       0        8887
Entremed                      COM             29382F103       20     13146    SH           SOLE               0       0       13146
Exxon Mobil Corp.             COM             30231G102     1404     19331    SH           SOLE               0       0       19331
Fabrinet                      SHS             G3323L100     3709    198340    SH           SOLE               0       0      198340
Factset Research Sys          COM             303075105     7895     88734    SH           SOLE               0       0       88734
Fastenal Co.                  COM             311900104      742     22300    SH           SOLE               0       0       22300
First Financial Bancorp       COM             320209109     5424    393069    SH           SOLE               0       0      393069
Franklin Resources            COM             354613101     2648     27685    SH           SOLE               0       0       27685
General Electric              COM             369604103      178     11700    SH           SOLE               0       0       11700
GFI Group Inc                 COM             361652209      113     28000    SH           SOLE               0       0       28000
Gilead Sciences Inc.          COM             375558103     7710    198715    SH           SOLE               0       0      198715
HCC Insurance Holdings        COM             404132102     7140    263973    SH           SOLE               0       0      263973
Int'l Bus. Machines           COM             459200101     1130      6461    SH           SOLE               0       0        6461
ISIS Pharmaceuticals          COM             464330109      296     43600    SH           SOLE               0       0       43600
J P Morgan & Co Inc.          COM             46625H100      218      7244    SH           SOLE               0       0        7244
Johnson & Johnson             COM             478160104      372      5846    SH           SOLE               0       0        5846
Kinetic Concepts Inc.         COM             49460W208      443      6730    SH           SOLE               0       0        6730
LJ International Inc.         ORD             G55312105      300    120059    SH           SOLE               0       0      120059
McDonald's Corporati          COM             580135101     1229     14000    SH           SOLE               0       0       14000
Medtronic Inc.                COM             585055106      537     16147    SH           SOLE               0       0       16147
Merge Technologies Inc.       COM             589981109      767    125950    SH           SOLE               0       0      125950
Norfolk Southern Cor          COM             655844108      227      3717    SH           SOLE               0       0        3717
Northern Trust Corp;          COM             665859104      420     12000    SH           SOLE               0       0       12000
O Reilly Automotive Inc.      COM             686091109    14462    217054    SH           SOLE               0       0      217054
Oracle Corp.                  COM             68389X105      293     10206    SH           SOLE               0       0       10206
Philip Morris Intl  Inc       COM             718172109      649     10400    SH           SOLE               0       0       10400
Portfolio Recovery            COM             73640Q105     5131     82470    SH           SOLE               0       0       82470
Praxair Inc.                  COM             74005P104    11379    121728    SH           SOLE               0       0      121728
Premier Exhibitions           COM             74051E102      393    210022    SH           SOLE               0       0      210022
Procter & Gamble              COM             742718109     2615     41388    SH           SOLE               0       0       41388
Reinsurance Group of America  COM NEW         759351604     8036    174877    SH           SOLE               0       0      174877
Rockwell Medical              COM             774374102      162     19800    SH           SOLE               0       0       19800
Roper Industries Inc.         COM             776696106    11719    170057    SH           SOLE               0       0      170057
S&P Depository Receipts       UNIT SER 1 S&P  78462F103      886      7829    SH           SOLE               0       0        7829
Sandisk Corp.                 COM             80004C101      250      6200    SH           SOLE               0       0        6200
St. Jude Medical              COM             790849103     8945    247170    SH           SOLE               0       0      247170
Stec Inc.                     COM             784774101      252     24800    SH           SOLE               0       0       24800
Stryker                       COM             863667101     9290    197123    SH           SOLE               0       0      197123
T Rowe Price Group Inc.       COM             74144T108     7298    152778    SH           SOLE               0       0      152778
Tractor Supply Co.            COM             892356106    12355    197591    SH           SOLE               0       0      197591
Union Pacific Corp.           COM             907818108      225      2756    SH           SOLE               0       0        2756
Visa Inc.                     COM CL A        92826C839    12054    140625    SH           SOLE               0       0      140625
Walgreen Co.                  COM             931422109      214      6500    SH           SOLE               0       0        6500
Waters Corp.                  COM             941848103    10623    140719    SH           SOLE               0       0      140719